SUN CAPITAL ADVISERS TRUST

SC Blue Chip Mid Cap Fund
SC FI Large Cap Growth Fund

Supplement dated August 1, 2008

To the Initial Class and Service Class Prospectuses, each dated May 1, 2008

This supplement provides information regarding changes to SC Blue Chip Mid Cap Fund and SC FI Large Cap Growth Fund.

Effective August 1, 2008, SC Blue Chip Mid Cap Fund’s name is changed to SC WMC Blue Chip Mid Cap Fund and all references to SC Blue Chip Mid Cap Fund’s name in the Initial Class prospectus and the Service Class prospectus are hereby changed from “SC Blue Chip Mid Cap Fund” to “SC WMC Blue Chip Mid Cap Fund.”

Also effective August 1, 2008, Wellington Management Company, LLP replaces Pyramis Global Advisors, LLC as the SC FI Large Cap Growth Fund’s (hereafter the “Fund”) subadviser.  As a result, the Fund’s name is changed to SC WMC Large Cap Growth Fund and all references to the Fund’s name in the Initial Class prospectus and the Service Class prospectus are changed from “SC FI Large Cap Growth Fund” to “SC WMC Large Cap Growth Fund.”

In addition, the following sections of the Fund’s Initial Class and Service Class prospectuses are hereby revised as follows:

1)  The text on page 16 of the Initial Class prospectus and page 15 of the Service Class prospectus is replaced in its entirety with the following:

THE FUND’S GOALS, STRATEGIES AND RISKS

SC WMC Large Cap Growth Fund

Adviser
Sun Capital Advisers LLC

Subadviser
Wellington Management Company, LLP

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in companies with large market capitalizations.

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies.  Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s subadviser uses what is sometimes referred to as a “bottom up” approach in which fundamental analysis is employed to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The subadviser continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Growth stocks fall out of favor with the stock markets relative to value stocks.
•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.
•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Foreign markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, perform differently from the U.S. market.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term growth potential of a diversified portfolio of large capitalization stocks
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
•	Are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market.
•	Are seeking stability of principal
•	Are investing for the short term

2)  The following sentence is added at the end of the section entitled “Fund Performance” on page 17 of the Initial Class prospectus and page 16 of the Service Class prospectus:

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

3)  The section entitled “The Investment Adviser and Subadvisers – About Pyramis Global Advisors, LLC” on page 37 of the Initial Class prospectus and page 35 of the Service Class prospectus is deleted.  The first sentence of the section entitled “The Investment Adviser and Subadvisers – About Wellington Management Company, LLP” on page 37 of the Initial Class prospectus and page 35 of the Service Class prospectus is revised to read as follows:

Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to WMC Large Cap Growth Fund and WMC Blue Chip Mid Cap Fund.

4)  The row related to the Fund under the section entitled “The Investment Adviser and Subadvisers – About the Portfolio Managers” on page 40 of the Initial Class prospectus and page 38 of the Service Class prospectus is replaced with the following:

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008
Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2005. Prior to that, he was an investment professional at Putman Investments (1987 – 2005).

5)  The heading for Appendix A on page A-1 of both the Initial Class and Service Class prospectuses is replaced with the following:

Prior Performance Information for Similar Accounts Managed by OppenheimerFunds, Lord Abbett, GSAM, PIMCO and Wellington Management

6)  The following section is inserted at the end of Appendix A in the Initial Class prospectus:

WELLINGTON MANAGEMENT COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 6 accounts managed by Wellington Management Company, LLP (“Wellington Management”), which serves as the subadviser to SC WMC Large Cap Growth Fund.  Wellington Management’s Diversified Growth Total Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Diversified Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC WMC Large Cap Growth Fund.  The performance has been adjusted to reflect the anticipated operating costs of SC WMC Large Cap Growth Fund.  The method for computing historical performance differs from the Securities and Exchange Commission’s method.  Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax.  Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wellington Management in managing all Diversified Growth portfolios, with investment objectives, policies and strategies substantially similar to those of the fund.  To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Initial Class of SC WMC Large Cap Growth Fund were used.  These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Wellington Management Diversified Growth Total Composite is not that of SC WMC Large Cap Growth Fund, is not a substitute for SC WMC Large Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results.  Wellington Management began to subadvise SC WMC Large Cap Growth Fund on August 1, 2008, so no historical performance data is available for SC WMC Large Cap Growth Fund as subadvised by Wellington Management.  SC WMC Large Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC WMC Large Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.  The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code.  If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC WMC Large Cap Growth Fund serves as an investment vehicle.  The performance results shown would have been lower had these charges been reflected.

Wellington Management Diversified Growth Total Composite Performance

Average Annual Total Returns for the Period Ended December 31, 2007:
Wellington Management Diversified Growth Total Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Initial Class operating expenses	16.13%	13.08%	15.63%	9.15%	13.45%
Composite Gross of all operating expenses	17.07%	13.99%	16.56%	10.03%	14.36%
Russell 1000 Growth Index	11.81%	8.68%	12.10%	3.83%	11.50%
Morningstar Insurance Funds: Large Cap Growth Category	13.18%	9.47%	12.94%	6.08%	12.19%

Year by Year Total Returns For the Periods Ended December 31:
Wellington Management Diversified Growth Total Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Initial Class operating expenses	23.56%	28.53%	29.08%	47.92%	(9.62)%	(11.38)%
Composite Gross of all operating expenses	24.54%	29.55%	30.11%	49.08%	(8.88)%	(10.65)%
Russell 1000 Growth Index	23.12%	30.49%	38.70%	33.16%	(22.42)%	(20.42)%
Morningstar Insurance Funds: Large Cap Growth Category	20.84%	25.66%	34.75%	39.42%	(12.09)%	(19.54)%

Wellington Management Diversified Growth Total Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	(24.11)%	31.61%	8.64%	10.14%	13.03%	16.13%
Composite Gross of all operating expenses	(23.48)%	32.65%	9.52%	11.03%	13.94%	17.07%
Russell 1000 Growth Index	(27.88)%	29.75%	6.30%	5.26%	9.07%	11.81%
Morningstar Insurance Funds: Large Cap Growth Category	(26.10)%	29.18%	8.42%	7.63%	7.68%	13.18%
_________

*    This is not the performance of the SC WMC Large Cap Growth Fund.  As of December 31, 2007, the Wellington Management Diversified Growth Total Composite was composed of 6 accounts, totaling approximately $5,009 million.  The inception date of the composite is 12/31/1984.

Description of Indices

The Russell 1000 Growth Index tracks the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000 is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Morningstar Insurance Fund Category – Large Cap Growth
The Morningstar Insurance Fund Category – Large Cap Growth measures the performance of insurance funds that, by portfolio practice, invest in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these portfolios focus on companies in rapidly expanding industries.

7)  The following section is inserted at the end of Appendix A in the Service Class prospectus:

WELLINGTON MANAGEMENT COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 6 accounts managed by Wellington Management Company, LLP (“Wellington Management”), which serves as the subadviser to SC WMC Large Cap Growth Fund.  Wellington Management’s Diversified Growth Total Composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Diversified Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC WMC Large Cap Growth Fund.  The performance has been adjusted to reflect the anticipated operating costs of SC WMC Large Cap Growth Fund.  The method for computing historical performance differs from the Securities and Exchange Commission’s method.  Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax.  Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wellington Management in managing all Diversified Growth portfolios, with investment objectives, policies and strategies substantially similar to those of the fund.  To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Service Class of SC WMC Large Cap Growth Fund were used.  These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Wellington Management Diversified Growth Total Composite is not that of SC WMC Large Cap Growth Fund, is not a substitute for SC WMC Large Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results.  Wellington Management began to subadvise SC WMC Large Cap Growth Fund on August 1, 2008, so no historical performance data is available for SC WMC Large Cap Growth Fund as subadvised by Wellington Management.  SC WMC Large Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC WMC Large Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.  The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code.  If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC WMC Large Cap Growth Fund serves as an investment vehicle.  The performance results shown would have been lower had these charges been reflected.

Wellington Management Diversified Growth Total Composite Performance

Average Annual Total Returns for the Period Ended December 31, 2007:
Wellington Management Diversified Growth Total Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Service Class operating expenses	15.85%	12.80%	15.35%	8.88%	13.17%
Composite Gross of all operating expenses	17.07%	13.99%	16.56%	10.03%	14.36%
Russell 1000 Growth Index	11.81%	8.68%	12.10%	3.83%	11.50%
Morningstar Insurance Funds: Large Cap Growth Category	13.18%	9.47%	12.94%	6.08%	12.19%

Year by Year Total Returns For the Periods Ended December 31:
Wellington Management Diversified Growth Total Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Service Class operating expenses	23.25%	28.21%	28.77%	47.56%	(9.85)%	(11.60)%
Composite Gross of all operating expenses	24.54%	29.55%	30.11%	49.08%	(8.88)%	(10.65)%
Russell 1000 Growth Index	23.12%	30.49%	38.70%	33.16%	(22.42)%	(20.42)%
Morningstar Insurance Funds: Large Cap Growth Category	20.84%	25.66%	34.75%	39.42%	(12.09)%	(19.54)%

Wellington Management Diversified Growth Total Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	(24.30)%	31.29%	8.37%	9.87%	12.75%	15.85%
Composite Gross of all operating expenses	(23.48)%	32.65%	9.52%	11.03%	13.94%	17.07%
Russell 1000 Growth Index	(27.88)%	29.75%	6.30%	5.26%	9.07%	11.81%
Morningstar Insurance Funds: Large Cap Growth Category	(26.10)%	29.18%	8.42%	7.63%	7.68%	13.18%
_________

*    This is not the performance of the SC WMC Large Cap Growth Fund.  As of December 31, 2007, the Wellington Management Diversified Growth Total Composite was composed of 6 accounts, totaling approximately $5,009 million.  The inception date of the composite is 12/31/1984.

Description of Indices

The Russell 1000 Growth Index tracks the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000 is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Morningstar Insurance Fund Category – Large Cap Growth
The Morningstar Insurance Fund Category – Large Cap Growth measures the performance of insurance funds that, by portfolio practice, invest in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these portfolios focus on companies in rapidly expanding industries.